GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2014	2013
Balance at beginning of year	$102,718	$97,961
Goodwill acquired during year (note 6 and 7)	8,697	2,061
Foreign currency translation adjustments	(7,449)	2,696
	$103,966	$102,718

OEM Solutions	80,699	87,356
Enterprise Solutions	23,267	15,362
	$103,966	$102,718